Earnings per share ("EPS")	12 Months Ended
Dec. 31, 2021
Earnings per share ("EPS") [Abstract]
Earnings per share ("EPS")
Note 5 - Earnings per share (“EPS”)

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted shares using the treasury stock method.

The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2021	2020	2019
Profit/(loss) for the period used for calculation of EPS - basic	$(11,521)	$266,266	$73,679
Interest and amortization on the convertible notes	$-	$6,766	$12,177
Profit/(loss) for the period used for calculation of EPS - dilutive	$(11,521)	$273,032	$85,856

Basic earnings per share:
Weighted average shares outstanding - basic	169,089,325	155,712,886	143,437,164

Diluted earnings per share:
Weighted average shares outstanding - basic	169,089,325	155,712,886	143,437,164
Dilutive equity awards *	-	65,873	133,342
Dilutive shares related to convertible notes	-	14,275,217	24,589,370
Weighted average shares outstanding - dilutive	169,089,325	170,053,975	168,159,876

*In 2021, 77,546 equity awards were not included in the calculation of the dilutive weighted average shares outstanding due to being anti-dilutive